Labor and social obligations (Details) - Share options [member] - BRL (R$) R$ / shares in Units, R$ in Thousands	1 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Aug. 31, 2023	Apr. 30, 2023	Feb. 28, 2023	Sep. 30, 2022	Jul. 31, 2022	May 31, 2022
IfrsStatementLineItems [Line Items]
Amount	R$ 113,900	R$ 232,000	R$ 37,000	R$ 153,000	R$ 30,000	R$ 15,000	R$ 8,772	R$ 1,156,147	R$ 70,000
Exercise price at the measurement date	R$ 73.75	R$ 60	R$ 59	R$ 59	R$ 57	R$ 56	R$ 52	R$ 52	R$ 70
Dividend yield (%)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate						13.00%	12.00%
Share price at the measurement date	R$ 92.78	R$ 100.97	R$ 79.12	R$ 76.45	R$ 62.51	R$ 70.69	R$ 72.59	R$ 48.24	R$ 55.54
Valuation model	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial
Weighted average fair value at the measurement date	R$ 39.71	R$ 54.25	R$ 38.67	R$ 37.04	R$ 32.04	R$ 29.54	R$ 34.86	R$ 17.98	R$ 19.13
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	32.00%	34.00%	44.00%	47.00%	48.00%	46.00%	48.00%	48.00%	48.00%
Risk-free interest rate	11.00%	10.00%	11.00%	10.00%	11.00%			13.00%	12.00%
Expected life of stock options	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	45.00%	56.00%	56.00%	56.00%	55.00%	56.00%	58.00%	59.00%	60.00%
Risk-free interest rate	13.00%	11.00%	12.00%	12.00%	13.00%			15.00%	13.00%
Expected life of stock options	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years